Condensed Consolidated Interim Balance Sheets - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Current assets
Cash and cash equivalents	$ 4,973,378	$ 3,718,758	$ 5,971,995
Prepaid expenses and deposits	114,865	280,248	1,034,930
Interest, taxes and other receivables	10,339	26,187	39,519
Current assets	5,098,582	4,025,193	7,046,444
Intangible assets - net	3,659	12,062	28,411
Total assets	5,102,241	4,037,255	7,074,855
Current liabilities
Accounts payable and accrued liabilities	1,085,571	1,744,517	1,478,086
Related party payables	296,184	325,208	160,429
Current liabilities		2,069,725	1,638,515
Derivative liabilities			1,117
Total liabilities	1,381,755	2,069,725	1,639,632
Stockholders' equity
1 special voting share	0	0	0
Common stock, value	11,427	3,839	2,297
Additional paid-in capital	56,395,453	50,954,741	43,198,193
Warrants	8,382,588	6,588,283	8,229,482
Accumulated deficit	(65,893,587)	(60,578,345)	(52,441,337)
Accumulated other comprehensive income	21,178	21,178	21,178
Total stockholders' equity	3,720,486	1,967,530	5,435,223
Total liabilities and stockholders' equity	5,102,241	4,037,255	7,074,855
Preferred Stock Series A
Stockholders' equity
Preferred stock	278,530	278,530	278,530
Preferred Stock Series B
Stockholders' equity
Preferred stock	$ 4,524,897	$ 4,699,304	$ 6,146,880